Public Offering - Additional Information (Details) - USD ($)		3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 25, 2021
Class Of Stock [Line Items]
Units sold			25,000
Gross proceeds excluding over-allotment	$ 345,000,000
Warrant expiration term					5 years 6 months	5 years 6 months
Percentage of deferred underwriting discount		3.50%			3.50%
Changes in fair value warrants derivative liabilities		$ (5,459,375)	$ (4,149,125)	$ 0	$ 3,421,208
Public Warrants
Class Of Stock [Line Items]
Warrants derivative liability		5,520,000			8,754,375	$ 6,700,000
Changes in fair value warrants derivative liabilities		3,234,375			2,026,875
Class A Common Stock
Class Of Stock [Line Items]
Number of shares that contribute each unit	1
Warrants
Class Of Stock [Line Items]
Number of shares that contribute each unit	0.125
Warrant exercisable term if business combination is completed	30 days
Warrant exercisable term from closing of public offer	12 months
Warrant expiration term	5 years
Threshold period to complete business combination from closing of public offering	24 months
IPO
Class Of Stock [Line Items]
Units sold	34,500,000
Share price	$ 10
Upfront underwriting discount (as a percent)	2.00%
Upfront underwriting discount	$ 6,900,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount	$ 12,075,000
Warrants derivative liability		$ 6,727,500			$ 6,727,500
IPO | Class A Common Stock
Class Of Stock [Line Items]
Units sold	34,500,000	34,500,000			34,500,000
Additional accretion of carrying value to redemption value					$ 0
IPO | Warrants
Class Of Stock [Line Items]
Threshold period to complete business combination from closing of public offering	24 months
Over-Allotment Option
Class Of Stock [Line Items]
Units sold	4,500,000
Underwriter Option To Purchase Additional Units Term	45 days